SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Accounting Policies [Abstract]
SCHEDULE OF ASSETS AND LIABILITIES MEASURED AT FAIR VALUE

The following tables present assets and liabilities measured and recorded at fair value on the Company’s consolidated balance sheet as of September 30, 2022 and December 31, 2021.

	September 30, 2022
	Total	Level 1	Level 2	Level 3
Fair value of convertible notes	$8,586,102	$-	$-	$8,586,102
Liability classified warrants	1,414,829	-	-	1,414,829
Total	$10,000,931	$-	$-	$10,000,931

	December 31, 2021
	Total	Level 1	Level 2	Level 3
Fair value of convertible note	$16,799,837	$-	$-	$16,799,837
Liability classified warrants	3,303,588	-	-	3,303,588
Total	$20,103,425	$-	$-	$20,103,425

The following tables present assets and liabilities measured and recorded at fair value on the Company’s consolidated balance sheet as of December 31, 2021 and 2020. As of December 31, 2021, all contingent put options, associated with the pre-combination convertible notes, were settled upon conversion of the notes at the closing of the Business Combination.

	December 31, 2021
	Total	Level 1	Level 2	Level 3
Fair value of convertible note	$16,799,837	$-	$-	$16,799,837
Liability classified warrants	3,303,588			3,303,588
Total	$20,103,425	$-	$-	$20,103,425

Ensysce Biosciences, Inc.

Notes to the Consolidated Financial Statements

	December 31, 2020
	Total	Level 1	Level 2	Level 3
Contingent put option	$670,262	$-	$-	$670,262
Total	$670,262	$-	$-	$670,262

SCHEDULE OF CHANGE IN FAIR VALUE OF COMPANY’S LEVEL 3

The following table summarizes the change in fair value of the Company’s Level 3 assets and liabilities:

	Total	Convertible notes	Liability classified warrants
Fair value, December 31, 2021	$20,103,425	$16,799,837	$3,303,588
Additions, net	12,217,371	8,480,000	3,737,371
Conversions	(14,133,750)	(14,133,750)	-
Change in fair value	(8,186,115)	(2,559,985)	(5,626,130)
Fair value, September 30, 2022	$10,000,931	$8,586,102	$1,414,829

The following table summarizes the change in fair value of the Company’s Level 3 assets and liabilities for the year ended December 31, 2021:

	December 31, 2021
	Total	Contingent put option	Convertible note	Liability classified warrants
Fair value, December 31, 2020	$670,262	$670,262	$-	$-
Additions	17,768,404	3,052	15,900,000	1,865,352
Conversions	(2,093,224)	-	(2,093,224)	-
Change in fair value	3,757,983	(673,314)	2,993,061	1,438,236
Fair value, December 31, 2021	$20,103,425	$-	$16,799,837	$3,303,588

SCHEDULE OF REVENUE RECOGNIZATION UNDER GRANTS

The revenue recognized under the MPAR Grant and OUD Grant was as follows:

	Three Months Ended		Nine months ended
	September 30, 2022	September 30, 2021	September 30, 2022	September 30, 2021
MPAR	$206,290	$1,119,312	$710,761	$1,246,424
OUD	73,061	81,504	379,159	649,483
Total	$279,351	$1,200,816	$1,089,920	$1,895,907
The revenue recognized under the MPAR Grant and OUD Grant was as follows:
	December 31,
	2021	2020
MPAR	$2,646,579	$3,037,234
OUD	884,620	893,975
Total	$3,531,199	$3,931,209

SCHEDULE OF EARNINGS PER SHARE RECONCILIATION

	Three Months Ended September 30,		Nine Months Ended September 30,
	2022	2021	2022	2021
Numerator:
Net loss attributable to common stockholders	$(9,897,612)	$(17,163,526)	$(19,563,588)	$(19,046,801)

Denominator:
Weighted average shares outstanding, basic and diluted	1,928,727	1,212,791	1,666,253	937,764

Net loss per share attributable to common stockholders, basic and diluted	$(5.13)	$(14.15)	$(11.74)	$(20.31)

	December 31,
	2021	2020
Numerator:
Net income (loss) attributable to common stockholders	$(29,886,851)	$56,770

Denominator:
Weighted average shares outstanding, basic	1,008,227	788,437
Weighted average dilutive stock options	-	36,933
Weighted average shares outstanding, diluted	1,008,227	825,370

Net income (loss) per share attributable to common stockholders, basic	$(29.64)	$0.07
Net income (loss) per share attributable to common stockholders, diluted	$(29.64)	$0.07

SCHEDULE OF WEIGHTED AVERAGE SHARES OF ANTI-DILUTIVE SECURITIES

The following weighted average shares have been excluded from the calculations of diluted weighted average common shares outstanding because they would have been anti-dilutive:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2022	2021	2022	2021
Stock options	350,995	222,203	328,538	225,833
Warrants	1,421,306	1,000,953	1,177,247	335,531
Total	1,772,301	1,223,156	1,505,785	561,364

The following weighted average shares have been excluded from the calculations of diluted weighted average common shares outstanding because they would have been anti-dilutive:

	December 31,
	2021	2020
Stock options	224,915	182,015
Warrants	513,688	988
Total	738,603	183,003